Results of Operations - Schedule of Change in Fair Value of Contingent Consideration (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 1,128	€ (1,961)
Contingent consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 1,128	€ (1,961)